Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 18.5	$ 18.5	$ 18.4